Pro Forma Adjustments: Schedule of Balance Sheet Adjustments, Gain on Disposltion (Tables)	9 Months Ended
Sep. 30, 2017
Tables/Schedules
Schedule of Balance Sheet Adjustments, Gain on Disposltion

Gross Cash Proceeds	$246,500
Less Selling Costs	(28,348)
Pre-tax Gain	$218,152
Less Estimated Tax on Gain	(9,162)
Net After-tax Gain	$208,990